Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*	1,129,239	$19,750,390
CURRENCY – 20.4%
Invesco DB U.S. Dollar Index Bullish Fund*	937,882	26,532,682
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	564,985	15,870,429
		42,403,111
EQUITY – 9.9%
Vanguard Mega Cap Value ETF	204,219	20,550,558
FIXED INCOME – 60.1%
Vanguard Short-Term Bond ETF	538,673	41,730,997
Vanguard Short-Term Inflation-Protected Securities ETF	406,761	20,476,349
Vanguard Short-Term Treasury ETF	702,719	41,488,529
Vanguard Total Bond Market ETF	274,203	21,086,211
		124,782,086
TOTAL EXCHANGE-TRADED FUNDS
(Cost $208,065,528)		207,486,145

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	355,753	355,753
TOTAL SHORT TERM INVESTMENTS
(Cost $355,753)		355,753
TOTAL INVESTMENTS – 100.1%
(Cost $208,421,281)		207,841,898
Liabilities in Excess of Other Assets – (0.1%)		(91,308)
TOTAL NET ASSETS – 100.0%		$207,750,590

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$25,909,529	$5,273,682	$(15,620,419)	$(6,179)	$313,816	$—	—	$—	$—

(a)	Security is no longer an affiliated company at period end.